Significant Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Significant Related Party Transactions
7.	SIGNIFICANT RELATED PARTY TRANSACTIONS

a.	Significant intercompany transactions between consolidated entities were as follows:
For the year ended December 31, 2017

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$59,968,172		Net 60 days

UMC	UMC-USA	Accounts receivable	6,737,723		—

UMC	UMC GROUP JAPAN	Sales	4,212,523		Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	659,488		—

UMC	USCXM	Sales	998,899 (Note C	)	Net 30 days

UMC	USCXM	Accounts receivable	4,790,930		—

UMC	USCXM	Loan receivable	3,924,360		—

HJ	UMC-USA	Sales	214,147		Net 60 days

HJ	UMC-USA	Accounts receivable	35,498		—

HJ	UMC GROUP JAPAN	Sales	223,740		Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	43,332		—

USCXM	UMC-USA	Sales	241,220		Net 60 days

USCXM	UMC-USA	Accounts receivable	141,272		—

For the year ended December 31, 2018

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$57,107,585		Net 60 days

UMC	UMC-USA	Accounts receivable	7,312,272		—

UMC	UMC GROUP JAPAN	Sales	4,159,637		Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	905,048		—

UMC	USCXM	Sales	1,356,567 (Note C	)	Net 30 days

UMC	USCXM	Accounts receivable	48,163		—

USCXM	UMC-USA	Sales	698,988		Net 60 days

USCXM	UMC-USA	Accounts receivable	120,678		—

HJ	UMC-USA	Sales	307,471		Net 60 days

HJ	UMC-USA	Accounts receivable	35,161		—

HJ	UMC GROUP JAPAN	Sales	272,218		Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	61,971		—
For the year ended December 31, 2019

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$47,736,335		Net 60 days

UMC	UMC-USA	Accounts receivable	5,937,706		—

UMC	UMC GROUP JAPAN	Sales	3,933,964		Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	608,622		—

UMC	USCXM	Sales	1,209,310 (Note C	)	Net 30 days

UMC	USCXM	Accounts receivable	31,334		—

UMC	USCXM	Loan receivable	1,201,200		—

USCXM	UMC-USA	Sales	745,226		Net 60 days

USCXM	UMC-USA	Accounts receivable	33,242		—

HJ	UMC-USA	Sales	152,012		Net 60 days

HJ	UMC-USA	Accounts receivable	21,138		—

HJ	UMC GROUP JAPAN	Sales	250,736		Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	51,150		—

Note A:	The significant intercompany transactions listed above include downstream transactions.

Note B:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note C:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue to be realized over time.

b.	Significant transactions between the Company and other related parties were as follows:

(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its Subsidiaries	Associate
HSUN CHIEH CAPITAL CORP.	Associate
TRIKNIGHT CAPITAL CORPORATION	Associate
HSUN CHIEH INVESTMENT CO., LTD.	Associate
JINING SUNRICH SOLARENERGY CORPORATION	Joint venture’s subsidiary
SILICON INTEGRATED SYSTEMS CORP.	The Company’s director
PHOTRONICS DNP MASK CORPORATION	Other related parties
UNITEDVISION SEMICONDUCTOR CO., LTD.	Other related parties
UNISTARS CORPORATION	Other related parties
UPI SEMICONDUCTOR CORP.	Other related parties
CHUAN-FANG ZHUAN	Subsidiary’s director

(ii)	Operating revenues

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$1,357,720	$1,291,398	$1,532,339
Joint ventures	12,465	4,277	—
Others	30,417	27,881	45,523

Total	$1,400,602	$1,323,556	$1,577,862

(iii)	Accounts receivable, net

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$134,646	$278,702
Others	4,266	11,243

Total	$138,912	$289,945

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection period for domestic sales to related parties was month-end
30~60 days, while the collection period for overseas sales was net 30~60 days.

(iv)	Refund liabilities (classified under other current liabilities)

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$1,287	$7,880
Others	71	48

Total	$1,358	$7,928

(v)	Significant asset transactions
Acquisition of financial assets at fair value through profit or loss – noncurrent
For the years ended December 31, 2017 and 2018: None.

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	500	Stock of MATERIALS ANALYSIS TECHNOLOGY INC.	$32,923
Associates	1,900	Stock of GEAR RADIO LTD.	37,211

Total			$70,134

Acquisition of investments accounted for under the equity method
For the year ended December 31, 2017: None.

			For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	84,000	Stock	$840,000

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	72,000	Stock	$720,000

Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$322,808	$200,610	$339,463

Disposal of subsidiary
For the years ended December 31, 2017 and 2019: None.

For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$	NT$
			(In Thousands)	(In Thousands)
Others	46,168	Stock of UNISTARS CORPORATION	$4,617	$(31,856)

Disposal of financial assets

For the year ended December 31, 2017
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$	NT$
			(In Thousands)	(In Thousands)
Others	6,489	Stock of ASIA PACIFIC MICROSYSTEMS, INC.	$50,745	$(13,753)

For the years ended December 31, 2018 and 2019: None.

(vi)	Others
Mask expenditure

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$994,710	$1,750,088	$2,346,263

Other payables of mask expenditure

	As of December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$580,789	$571,036	$683,892

c.	Key management personnel compensation

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$271,554	$387,294	$271,135
Post-employment benefits	3,478	4,660	2,406
Termination benefits	6,957	—	3,415
Share-based payment	68	293,857	62,203
Others	294	435	578

Total	$282,351	$686,246	$339,737